MAJOR VENDOR (Details Narrative) - Vendor One [Member] - USD ($)	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Concentration of credit risk	0.83%	0.83%
Due to related party	$ 222,926	$ 210,642